Financial Instruments - Interest rate risk sensitivity analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Financial Instruments
Decrease in net income from continuing operations 1% if benchmark interest rate is lower with all other variables held constant	$ 646
Increase in net income from continuing operations if 1% benchmark interest rate is higher with all other variables held constant	565
Decrease in net income from continuing operations if equity prices weakened 10% with all other variables held constant	434
Increase in net income from continuing operations if equity prices strengthened 10% with all other variables held constant	$ 434